INTERIM CONSOLIDATED BALANCE SHEETS - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
Current assets
Cash and cash equivalents	$ 3,789	$ 946
Restricted cash	200	0
Trade receivables	160	0
Inventories	294	133
Prepayments and advances	202	172
Other current assets	34	39
Total current assets	4,679	1,290
Non-current assets
Vessels, net	53,017	26,098
Restricted cash	500	500
Deferred drydocking costs, net	472	731
Deferred issuance costs	0	176
Total non-current assets	53,989	27,505
Total assets	58,668	28,795
Current liabilities
Current portion of long-term debt, net of deferred financing costs	2,362	2,213
Due to manager	$ 631	$ 173
Other Liability, Current, Related Party [Extensible Enumeration]	Related Party [Member]	Related Party [Member]
Accounts payable	$ 667	$ 394
Deferred revenue	166	135
Accrued liabilities	557	416
Total current liabilities	4,383	3,331
Non-current liabilities
Non-current portion of long term debt, net of deferred financing costs	33,821	13,718
Total non-current liabilities	33,821	13,718
Total liabilities	38,204	17,049
Commitments and contingencies
Shareholders' equity
Common shares: authorized 750,000,000 shares with a $0.001 par value, 2,185,230 shares issued and outstanding as of June 30, 2025 and 36,250 shares issued and outstanding as of December 31, 2024	2	0
Preferred Shares: authorized 250,000,000 shares with a $0.001 par value, 17,249 and 15,000 Series A Preferred Shares issued and outstanding as of June 30, 2025 and December 31, 2024, respectively, 1,500,000 Series B Preferred Shares, and nil Series C Preferred Shares issued and outstanding as of June 30, 2025 and December 31, 2024	2	2
Additional paid-in capital	24,026	11,616
(Accumulated Deficit)/Retained earnings	(3,566)	128
Total shareholders' equity	20,464	11,746
Total shareholders' equity and liabilities	$ 58,668	$ 28,795